Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum payments under
non-cancelable
operating leases (with initial or remaining lease terms in excess of one year) and other contractual commitments as of June 30, 2021 were as follows:

Operating leases
Year ending December 31,
2021	$10,599
2022	21,867
2023	20,194
2024	19,648
2025	17,888
Thereafter	76,779

Total	$166,975

Future minimum payments under non cancelable operating leases (with initial or remaining lease terms in excess of one year) and other contractual commitments as of December 31, 2020 were as follows:

Operating leases

Year ending December 31,
2021	$14,019
2022	15,120
2023	14,611
2024	14,425
2025	14,585
Thereafter	68,148

Total	$140,908